EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The status of Dole’s defined benefit pension plans was as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
	(U.S. Dollars in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of the year	$—	$—	$266,320	$227,747	$—	$—
Acquisition of Legacy Dole	256,767	—	114,099	—	18,655	—
Service cost	107	—	3,219	1,858	1	—
Interest cost	1,696	—	5,505	3,808	157	—
Foreign exchange impact	—	—	(12,107)	16,326	—	—
Actuarial loss (gain)	4,179	—	(4,432)	22,007	166	—
Plan amendments	—	—	(213)	279	—	—
Curtailments, settlements and terminations, net	—	—	(14,399)	—	—	—
Employee contributions	—	—	—	130	—	—
Benefits paid	(8,869)	—	(8,851)	(5,835)	(1,407)	—
Other	—	—	(140)	—	—	—
Benefit obligation at end of the year	$253,880	$—	$349,001	$266,320	$17,572	$—
Change in plan assets:
Fair value of plan assets at beginning of the year	$—	$—	$245,061	$215,602	$—	$—
Acquisition of Legacy Dole	234,221	—	—	—	—	—
Actual return on plan assets	(2,054)	—	13,901	16,325	—	—
Company contributions	1,450	—	10,297	3,822	1,407	—
Employee contributions	—	—	122	130	—	—
Benefits paid	(8,868)	—	(8,851)	(5,835)	(1,407)	—
Settlements	—	—	(14,419)	—	—	—
Foreign exchange impact	—	—	(10,581)	15,017	—	—
Other	—	—	(229)	—	—	—
Fair value of plan assets at end of the year	$224,749	$—	$235,301	$245,061	$—	$—
Funded status	$(29,131)	$—	$(113,700)	$(21,259)	$(17,572)	$—
Amounts recognized in the consolidated balance sheets:
Other assets	$—	$—	$2,524	$—	$—	$—
Pension and postretirement benefits	(2,243)	—	(13,209)	(5,787)	(2,212)	—
Pension and postretirement benefits, less current portion	(26,888)	—	(103,015)	(15,472)	(15,360)	—
	$(29,131)	$—	$(113,700)	$(21,259)	$(17,572)	$—

Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss
Amounts recognized in accumulated other comprehensive loss were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
	(U.S. Dollars in thousands)
Net actuarial loss	$11,011	$—	$—	$50,575	$64,591	$53,797	$166	$—	$—
Prior service (benefit)	—	—	—	(8,241)	(8,952)	(9,758)	—	—	—
Total	$11,011	$—	$—	$42,334	$55,639	$44,039	$166	$—	$—

Schedule of Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets	The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with accumulated benefit obligations in excess of plan assets were as follows:

	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Projected benefit obligation	$429,115	$253,980
Accumulated benefit obligation	$406,233	$251,381
Fair value of plan assets	$283,988	$231,707

Schedule of Pension Plans with Projected Benefit Obligation in Excess of Plan Assets	The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with projected benefit obligations in excess of plan assets were as follows:

	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Projected benefit obligation	$519,342	$253,980
Accumulated benefit obligation	$470,484	$251,381
Fair value of plan assets	$356,415	$231,707

Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost for Dole’s U.S. and international pension plans and OPRB plans were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
	(U.S. Dollars in thousands)
Components of net periodic benefit cost:
Service cost	$107	$—	$—	$3,219	$1,858	$1,536	$1	$—	$—
Interest cost	1,696	—	—	5,505	3,808	5,117	157	—	—
Expected return on plan assets	(4,779)	—	—	(6,883)	(7,275)	(6,791)	—	—	—
Amortization of:
Net loss	—	—	—	2,946	2,081	2,038	—	—	—
Prior service (benefit)	—	—	—	(812)	(785)	(783)	—	—	—
Curtailments, settlements and terminations, net	—	—	—	1,756	—	—	—	—	—
Other	—	—	—	238	—	—	—	—	—
Net periodic cost (benefit)	$(2,976)	$—	$—	$5,969	$(313)	$1,117	$158	$—	$—
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	$11,011	$—	$—	$(13,186)	$12,957	$5,010	$166	$—	$—
Prior service (benefit)	—	—	—	(213)	—	—	—	—	—
Amortization of:
Net (loss)	—	—	—	(2,946)	(2,081)	(2,038)	—	—	—
Prior service benefit	—	—	—	812	785	783	—	—	—
Foreign exchange impact and other	—	—	—	(2,026)	1,309	188	—	—	—
Income taxes expense (benefit)	2,643	—	—	(3,209)	(2,154)	38	11	—	—
Total recognized in other comprehensive income (loss)	$13,654	$—	$—	$(20,768)	$10,816	$3,981	$177	$—	$—
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	$10,678	$—	$—	$(14,799)	$10,503	$5,098	$335	$—	$—

Schedule of Assumptions
Weighted average assumptions used to determine benefit obligations were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Discount rate	2.62%	—	2.61%	1.26%	3.18%	—
Rate of compensation increase	3.00%	—	1.98%	1.82%	—	—
Rate of increase in pensions	—	—	1.90%	1.59%	—	—
Weighted average assumptions used to determine net periodic benefit cost were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Discount rate	2.39%	—	—	2.29%	1.72%	2.53%	2.72%	—	—
Rate of compensation increase	3.00%	—	—	2.84%	1.74%	1.73%	—	—	—
Rate of increase in pensions	—	—	—	1.68%	1.58%	1.92%	—	—	—
Rate of return on plan assets	5.00%	—	—	2.85%	3.41%	3.54%	—	—	—
The accumulated pension benefit obligation for Dole’s OPRB plan was determined using the following assumed annual rate of increase in the per capita cost of covered health care benefits:

	2021	2020
Health care costs trend rate assumed for next year	6.49%	—
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.50%	—

Year that the rate reaches the ultimate trend rate	2029	—

Schedule of Plan Asset Allocations
The following is the target asset mix for Dole’s pension plans, which management believes provides the optimal trade-off of diversification and long-term asset growth:

Target Allocation
Fixed income securities	48%
Equity securities	27%
Other	25%
Total	100%
Dole’s pension plan weighted average asset allocations by asset category were as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Fixed income securities	48%	51%
Equity securities	27%	25%
Other	25%	24%
Total	100%	100%

Schedule of Estimated Future Benefit Payments
The following table presents estimated future benefit payments:

	U.S. Pension Plans	International Pension Plans	OPRB Plans
	(U.S. Dollars in thousands)
2022	$21,771	$19,512	$2,212
2023	20,985	14,000	2,113
2024	20,150	13,572	1,935
2025	19,317	13,082	1,831
2026	18,540	14,127	1,679
Thereafter	80,313	80,315	5,749
Total	$181,076	$154,608	$15,519

Schedule of Multi-Employer Plan
The following table presents details for Dole’s U.S. multi-employer defined benefit plan:

		Pension Protection Act Zone Status	Contributions
Pension Plan	EIN/Pension Plan Number	Fiscal 2021	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Expiration of Agreement
			(U.S. Dollars in thousands)
Western Conference of Teamsters Pension Plan	91-6145047-001	Not critical	$372	$—	$—	8/15/2024

Schedule of Plan Assets
The carrying value and estimated fair values of Dole’s retirement plan assets are summarized below:

	Fair Value Measurements as of December 31, 2021 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(U.S. Dollars in thousands)
Cash and cash equivalents	$8,276	$—	$—	$8,276
Fixed-income securities	45,380	217,127	—	262,507
Insurance contracts	—	43,053	—	43,053
Equity securities	7,688	101,890	8,058	117,636
Other	2,261	12,270	122	14,653
Investments measured at fair value	63,605	374,340	8,180	446,125
Investments measured at net asset value	—	—	—	13,925
Total plan assets at fair value	$63,605	$374,340	$8,180	$460,050

	Fair Value Measurements as of December 31, 2020 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(U.S. Dollars in thousands)
Cash and cash equivalents	$20,089	$—	$—	$20,089
Fixed-income securities	—	115,299	—	115,299
Insurance contracts	—	19,687	—	19,687
Equity securities	57,849	—	—	57,849
Other	13,466	—	—	13,466
Investments measured at fair value	91,404	134,986	—	226,390
Investments measured at net asset value	—	—	—	18,671
Total plan assets at fair value	$91,404	$134,986	$—	$245,061

Schedule of Level 3 Plan Assets	The table below sets forth a summary of the transfers and purchases of the plans’ Level 3 assets for the year ended December 31, 2021:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Common Collective Trusts	Interest in 103-12 Investment Companies	Total
	(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—	$—	$—
Acquired	113	8,498	8,611
Net realized and unrealized gains (losses)	9	(1,251)	(1,242)
Net purchases, issuances and settlements	—	811	811
Balance as of December 31, 2021	$122	$8,058	$8,180